Note 6 - Income Taxes (Details) - Schedule of Components of Income Tax Expense (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Tax Expense [Abstract]
Change in NOL benefit	$ 2,242,156	$ 2,071,251	$ 1,698,597
Change in valuation allowances	(2,242,156)	(2,071,251)	(1,698,597)
	$ 0	$ 0	$ 0